LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES

G.	LEASES

We lease certain real estate under operating lease agreements with original terms ranging from one to ten years.  We are required to pay real estate taxes and other occupancy costs under these leases. Certain leases carry renewal options of five to fifteen years.  We also lease motor vehicles, equipment, and an aircraft under operating lease agreements for periods of one to ten years.  Future minimum payments under non-cancelable operating leases on December 31, 2011 are as follows (in thousands):

Operating
Leases
2012	$5,980
2013	3,453
2014	2,279
2015	1,351
2016	481
Thereafter	89
Total minimum lease payments	$13,633

There was no leased property included in the balance sheet on December 31, 2011. Leased property included in the balance sheet on December 25, 2010 is as follows (in thousands):

2010
Machinery and equipment	$1,345
Less accumulated amortization	(672)
$673

Rent expense was approximately $9.6 million, $13.8 million, and $16.7 million in 2011, 2010, and 2009, respectively.